Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
PME Multi-Employer Plan [Member]
Multiemployer Plans [Line Items]
Percentage of total contribution	5.00%